GCAT DEPOSITOR VI LLC ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	GCAT 2025-NQM3
Start - End Dates:	12/2/2024 - 2/20/2025
Deal Loan Count:	50

Waived Conditions Summary

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